COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Operating Leases, Rent Expense | ¥	¥ 37,897	¥ 22,617	¥ 26,184
Shida Ambow [Member]
Loss Contingencies [Line Items]
Restricted Cash | $				$ 27.7